PROVISIONS FOR LITIGATION AND CONTINGENT LIABILITIES - Probable losses roll-forward (Details) R$ in Thousands	12 Months Ended
Dec. 31, 2024 BRL (R$)
Changes in provision for contingencies
Balance at beginning of period	R$ 26,541,692
Balance at ending of period	23,374,483
Provision for litigation
Changes in provision for contingencies
Balance at beginning of period	26,541,692
Reversals of provisions	(829,132)
Monetary correction	1,368,299
Transfer for judicial settlement	(2,244,226)
Payments	(1,462,150)
Balance at ending of period	R$ 23,374,483